Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 02, 2021	Apr. 22, 2021	Apr. 13, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Balance Sheets
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	900,000,000	500,000,000	500,000,000	500,000,000
Common stock, shares issued	119,849,589			118,854,249	96,498,943
Common stock, shares outstanding	119,849,589			118,854,249	96,498,943